Income tax - Schedule of reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income tax [Abstract]
Profit/ (loss) before tax	$ 45,960	$ 47,739	[1]	$ (93,901)	[1]
Income tax (benefit)/expense at corporate tax rate	10,759	9,428		(14,583)
Tax effect of expenses that are not deductible in determining taxable profit	38,181	27,187		49,442
Tax effect of income not taxable in determining taxable profit	(42,890)	(30,292)		(8,822)
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,503	(1,249)		(9,423)
Others - Includes exchange effect for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	(2,908)	6,539		(3,523)
Tax effect use of tax losses not previously recognized	(28)	0		0
Total income tax expense	$ 5,617	$ 11,613	[1]	$ 13,091	[1]
Effective tax rate for the year	12.22%	24.33%		(13.94%)

[1]	Refer to Note 4. Independent Investigation and Restatement